Income taxes - Disclosure of net operating losses (Details) - CAD ($)	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	$ 30,178,141	$ 18,589,894	$ 9,429,436
Net operating losses in Canada [Member] | 2036 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	512,163
Net operating losses in Canada [Member] | 2037 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	744,022
Net operating losses in Canada [Member] | 2038 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	1,174,797
Net operating losses in Canada [Member] | 2039 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	1,732,039
Net operating losses in Canada [Member] | 2040 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	336,562
Net operating losses in Canada [Member] | 2041 and thereafter [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	$ 25,678,558